Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	May 24, 2022
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0000088064
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	May 24, 2022
Effective Date	dei_DocumentEffectiveDate	May 24, 2022
Prospectus Date	rr_ProspectusDate	Feb. 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A